Common Stock - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 06, 2017	Dec. 04, 2017	Nov. 13, 2017	Jun. 09, 2017	Feb. 28, 2019	Jun. 30, 2017	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Aggregate proceeds offering expenses																	$ 2,922,885
Sale of stock on a private placement , description																The Company concurrently closed on a private placement pursuant to which it sold to accredited investors an aggregate of 557,216 units at $5.25 per unit, for aggregate proceeds of $2,925,385, before offering expenses of $2,500. Each unit consists of one share of common stock and a three-year warrant to purchase one share of common stock exercisable for $7.50 per share.
Authorized issue of shares					125,000,000
Common stock, shares authorized					100,000,000			100,000,000						100,000,000		100,000,000	100,000,000
Common stock, par value					$ 0.0001			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized					25,000,000											25,000,000	25,000,000
Preferred stock, par value					$ 0.0001											$ 0.0001	$ 0.0001
Warrants to purchase common stock outsatanding																5,071,887	6,277,443	8,228
Common stock issued for the exercise of warrants												$ 5,901	$ 3,550,490			$ 3,556,391	$ 102,660
Repayment of outstanding principal and accrued interest				$ 1,081,135													$ 1,215,900
Common stock shares issued								17,189,737						17,189,737		12,450,187	11,139,667
Fair value of stock issued										$ 5,603,829
Common stock issued for the exercise of common stock options, Shares														9,928		1,172	80,085
Proceeds from exercise of stock options														$ 16	$ 2	$ 2	$ 26,954
Net withheld for employee taxes								3,015	7,032	45,459	1,653	1,692	17,570			22,819
Net proceeds from issuance of common stock						$ 5,600,000											$ 10,407,706
Underwriter Warrants [Member]
Class of Stock [Line Items]
Common stock warrants, exercise price per share								$ 1.75						$ 1.75
Warrants to purchase common stock								363,400						363,400
80% of Share Price on Repayment Date [Member]
Class of Stock [Line Items]
Common Stock Share price per share				$ 5.03
Common stock shares issued				107,505
20% Share Price on Repayment Date [Member]
Class of Stock [Line Items]
Common Stock Share price per share				$ 6.29
Common stock shares issued				86,004
Common Stock [Member]
Class of Stock [Line Items]
Common stock raising					$ 4,991,235
Other offering expenses					$ 1,061,157
Sale of stock					665,498
Sale of stock price per share					$ 7.50
Convertible common stock, shares																	1,055,430
Stock issued during period										4,542,500
Common stock issued for the exercise of warrants, shares												2,000	1,203,556			1,205,556	34,800
Common stock issued for the exercise of warrants												$ 1	$ 120			$ 121	$ 3
Shares issued for services																	4,000
Fair value of stock issued										$ 454
Common stock issued for the exercise of common stock options, Shares								1,074	8,854			1,172				1,172	80,085
Proceeds from exercise of stock options																$ 2	$ 26,954
Common stock issued upon vesting of restricted stock units, Shares								41,837	22,344	95,001	3,971	3,934	31,152			42,781
Net withheld for employee taxes								7,135	10,369	10,436	17,102	937	32,540			61,011	312
Restricted Stock Units [Member]
Class of Stock [Line Items]
Net withheld for employee taxes														55,506
Number of shares, Vested														159,182		65,598
Restricted Stock Units [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued upon vesting of restricted stock units, Shares																42,781
Net withheld for employee taxes																22,819
Restricted Stock [Member]
Class of Stock [Line Items]
Common stock issued upon vesting of restricted stock units, Shares																61,011	312
Number of shares, Vested														27,940		61,011	312
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued for services							4,000
Fair value of stock issued							$ 30,000
Convertible Debt [Member]
Class of Stock [Line Items]
Accrued but unpaid interest, total					$ 5,467,389
Convertible common stock, shares					1,055,430
Weighted average price per share					$ 5.18
Private Placement [Member]
Class of Stock [Line Items]
Other offering expenses					$ 2,500
Sale of stock					557,216
Common Stock Share price per share					$ 5.25
Aggregate proceeds offering expenses					$ 2,925,385
Warrant expiration period					3 years
Common stock warrants, exercise price per share					$ 7.50
Share unit, description																Each unit consists of one share of common stock and a three-year warrant to purchase one share of common stock exercisable for $7.50 per share.
FPO [Member]
Class of Stock [Line Items]
Warrants to purchase common stock			4,175,000
Warrants to purchase common stock outsatanding																3,560,894
Warrant expiration date																Dec. 04, 2022
Common stock issued for the exercise of warrants, shares																34,800
Common stock issued for the exercise of warrants																$ 102,660
FPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock Share price per share			$ 2.40
Common stock warrants, exercise price per share																$ 2.95
Stock issued during period			4,175,000
FPO [Member] | Common Stock and Warrants [Member]
Class of Stock [Line Items]
Common Stock Share price per share		$ 2.40
Stock issued during period		626,250
Over-allotment Option [Member]
Class of Stock [Line Items]
Other offering expenses		$ 1,115,000
Stock issued during period		4,801,250	4,801,250
Warrants to purchase common stock		4,801,250	4,801,250
Warrant expiration date		Dec. 04, 2022
Proceeds from sale of common stock		$ 11,523,000
Fair value of stock issued																	$ 10,407,706
Over-allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock warrants, exercise price per share		$ 2.95
Stock issued during period																	4,801,250
Fair value of stock issued																	$ 480
Underwritten Public Offering [Member]
Class of Stock [Line Items]
Stock issued during period														4,542,500
Net proceeds from issuance of common stock														$ 5,604,000
Maximum [Member]
Class of Stock [Line Items]
Aggregate public offering price	$ 75,000,000
Maximum [Member] | Sales Agreement with B. Riley FBR, Inc. [Member]
Class of Stock [Line Items]
At-the-market offering price	$ 15,000,000
At-the-market offering, agent's commission as percent	3.00%